Leases	12 Months Ended
Dec. 31, 2017
LEASES [Abstract]
LEASES

NOTE 14: LEASES

Chartered-in vessels, barges, pushboats and office space:

As of December 31, 2017, the Company’s future minimum commitments, net of commissions under chartered-in vessels, barges, pushboats and office space were as follows:

	Charter-in vessels in operation	Charter-in vessels to be delivered	Office space
2018	$119,023	$8,725	$1,992
2019	96,048	19,316	1,314
2020	82,638	20,945	509
2021	63,040	10,807	184
2022	43,689	10,109	—
2023 and thereafter	77,828	19,371	—
Total	$482,266	$89,273	$3,999

Charter hire expense for Navios Holdings chartered-in vessels amounted to $122,668, $84,114 and $134,364, for each of the years ended December 31, 2017, 2016 and 2015, respectively. Charter hire expense for logistics business chartered-in vessels amounted to $1,564, $1,521 and $1,307, for each of the years ended December 31, 2017, 2016 and 2015, respectively.

Rent expense for office space amounted to $2,648, $2,748, and $2,508 for each of the years ended December 31, 2017, 2016 and 2015, respectively. The Company leases office space at 825 3rd Avenue, New York, New York, pursuant to a lease that expires in April 2019. The Company also leases office space at 85 Akti Miaouli, Piraeus, Greece, pursuant to one lease agreement that continues to be effective until either party terminates the agreement and other lease agreements that expire in 2019. The Company also leases office space in Monaco pursuant to a lease that expires in June 2018. The Company also leases office space in Antwerp, Belgium pursuant to a lease that expires in 2019.

Navios Logistics’ subsidiaries lease various premises in Argentina and Paraguay that expire on various dates through 2021. The above table incorporates the lease commitments on all offices as disclosed above.

Chartered-out vessels, barges and pushboats:

The future minimum revenue, net of commissions, (i) for dry bulk vessels, expected to be earned on non-cancelable time charters and (ii) for the Company’s logistics business, expected to be earned on non-cancelable time charters, COA’s with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics’ ports, are as follows:

	Dry bulk vessels	Logistics business
2018	$35,420	$138,384
2019	2,458	104,721
2020	—	77,209
2021	—	62,290
2022	—	55,450
2023 and thereafter	—	699,388
Total minimum revenue, net of commissions	$37,878	$1,137,442

Revenues from time charters are not generally received when a vessel is off-hire, which includes time required for scheduled maintenance of the vessel.

Navios Logistics’ future minimum revenue, as presented in the table above, expected to be earned on non-cancelable contracts under time charter after the successful completion of the construction of a river and estuary tanker, is $41,380 for a period of five years, based on current contract rates.